Finance Liabilities	6 Months Ended
Jun. 30, 2025
Finance Liabilities [Abstract]
Finance Liabilities
8.

Finance Liabilities
On

March

29,

2022,

the

Company

sold
Florida

to

an

unrelated

third

party

and

leased

back

the

vessel
from

the

buyer

for

a

period

of
ten years
,

under

which

the

Company

pays

a

fixed

monthly

hire.

The
Company has the

option to repurchase the

vessel at specific prices,

after the end

of the third

year of the
charter period and for each year thereafter,

and the obligation to purchase the vessel on the expiration

of
the lease on the tenth year.

On August 17, 2022, the

Company entered into
two

sale and leaseback agreements with two

unaffiliated
third

parties

for
New

Orleans

and
Santa

Barbara
.

The

vessels

were

delivered

to

their

buyers

on
September

8,

2022

and September

12,

2022, respectively

and the

Company

chartered-in both

vessels
under bareboat

charter parties

for a

period of
eight years
, each,

under which

the Company

pays a

fixed
monthly

hire.

Under

the

bareboat

charter,

the

Company

has

the

option

to

repurchase

the

vessel

at
specific prices,

after the

end of

the third

year of

the charter

period and

for each

year thereafter,

and the
obligation to purchase the vessel on the expiration of the lease on the eighth year.

On

December 6,

2022, the

Company sold
DSI Andromeda

to

an unrelated

third

party and

leased back
the vessel under a bareboat agreement, for a period of ten years , under which the Company pays a fixed monthly

hire.

The Company

has the

option to

repurchase the

vessel at

specific

prices, after

the

end

of
the third year of the charter period and for each year thereafter,

and the obligation to purchase the vessel
on the expiration of the lease on the tenth year.

The

Company

determined that,

under

ACS

842-40

Sale

and

Leaseback

Transactions,

the

transactions
are

failed

sales

and

consequently the

assets

were

not

derecognized from

the

financial

statements

and
the proceeds from

the sale of

the vessels were

accounted for as

financial liabilities. As

of June 30,

2025
and

December

31,

2024,

finance

liability

amounted

to

$
9,820

and

$
9,608
,

respectively,

included

in
finance

liabilities,

current

and

$
108,373

and

$
113,300

respectively

included

in

finance

liabilities,

net

of
current

portion.

As

of

June

30,

2025,

the

weighted

average

remaining

lease

term

of

the

above

lease
agreements was 6.21

years, the average interest rate was
4.83 % and the sublease income during the six
months ended June

30, 2025 and

2024 was $
14,603

and $
14,678
, respectively,

included in time

charter
revenues.
As of

June 30,

2025, and

throughout the

term of

the leases,

the Company

has annual

finance liabilities
as shown in the table below:

Period Principal Repayment
Year 1 $ 10,012
Year 2 10,439
Year 3 10,916
Year 4 11,357
Year 5 11,851
Year 6 and

thereafter
64,509
Total $ 119,084